Fair Value Disclosures of Financial Assets and Liabilities (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011		Dec. 31, 2010
Estimated fair value measurement
Short-term investments		$ 540		$ 1,793
Long-term debt (less interests)		23,585
Fair Value Disclosures of Financial Assets and Liabilities (Textuals) [Abstract]
Accrued charges		364		343
Additional impairment losses	0
Fair value [Member]
Estimated fair value measurement
Short-term investments		540		1,793
Fair value [Member]
Estimated fair value measurement
Long-term debt (less interests)		(23,967)	[1]	(25,264)	[1]
Level 1 [Member]
Estimated fair value measurement
Long-term debt (less interests)		(17,211)	[1]	(19,730)	[1]
Level 2 [Member]
Estimated fair value measurement
Short-term investments		540		1,793
Level 2 [Member]
Estimated fair value measurement
Long-term debt (less interests)		(6,756)	[1]	(5,534)	[1]
Carrying Amount [Member]
Estimated fair value measurement
Short-term investments		540		1,793
Long-term debt (less interests)		$ (23,221)	[1]	$ (24,071)	[1]

[1]	Less accrued charges of US$364 and US$343 as of March 31, 2011 and December 31, 2010, respectively.